Earnings/ (Loss) per share	6 Months Ended
Jun. 30, 2013
Earnings/ (Loss) per share [Abstract]
Earnings/ (Loss) per share
13. Earnings/ (Loss) per share

	Six-month period ended June 30,
	2012			2013
	Income/ (loss) (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Income/ (loss) (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share
Net Income/(Loss)	$ (49,143)	-	-	$ 45,138	-	-

Less: Allocation of undistributed earnings to non-vested stock	-			(40)

Basic and diluted EPS Income/ (loss) attributable to common stockholders	$ (49,143)	131,696,928	$ (0.37)	$ 45,098	131,705,782	$ 0.34

Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings are participating securities and, thus, are included in the two-class method of computing earnings per share for the six-month period ended June 30, 2013. For the six-month period ended June 30 2013 non-vested participating restricted common stock were not included in the computation of diluted earnings per share because the effect is anti-dilutive.

Non-vested, participating restricted common stock does not have a contractual obligation to share in the losses and was therefore, excluded from the basic loss per share calculation for the six-month periods ended June 30, 2012.